Stock Options Outstanding (Detail) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Option outstanding, Number outstanding	4,201,684	3,403,001	3,419,201
Option outstanding, Weighted average remaining contractual life (Years)	7 years 9 months 22 days	7 years 10 months 10 days
Option outstanding, Weighted average exercise price	$ 0.83	$ 1.72	$ 1.72
Option exercisable, Number exercisable	3,124,455	2,949,041
Option exercisable, Weighted average remaining contractual life (Years)	7 years 4 months 28 days	7 years 9 months 22 days
Option exercisable, Weighted average exercise price	$ 0.85	$ 1.73